Share-Based Compensation	12 Months Ended
Jun. 30, 2014
Share-Based Compensation [Abstract]
Share-Based Compensation
(19)	Share-Based Compensation

a.  Stock Plan

The Company's share-based compensation program consists of the Globe Specialty Metals, Inc. 2006 Employee, Director and Consultant Stock Plan (the Stock Plan). The Stock Plan was initially approved by the Company's stockholders on November 10, 2006, and was amended and approved by the Company's stockholders on December 6, 2010 to increase by 1,000,000 the number of shares of common stock authorized for issuance under the Stock Plan. The Stock Plan, as amended, provides for the issuance of a maximum of 6,000,000 shares of common stock for the granting of incentive stock options, nonqualified options, stock grants, and share-based awards. Any remaining shares available for grant, but not yet granted, will be carried over and used in the following fiscal years.

At June 30, 2014, there were 2,481,651 shares available for grant. All option grants have vesting terms of up to 3 years and maximum contractual terms ranging from 5 to 10 years. It is the Company's policy to issue new shares to satisfy the requirements of its share-based compensation plan. The Company does not expect to repurchase shares in the future to support its share-based compensation plan.

On August 17, 2012, the Board authorized the Company to offer to amend outstanding options representing the right to purchase shares issued to directors, officers and current employees pursuant to the Stock Plan, to permit these options alternatively to be settled for cash or exercised for the issuance of shares, at the election of the option holder. This modification of the outstanding options changed its classification from equity awards to liability awards and the fair value of the liability awards is remeasured at the end of each reporting period through settlement. These outstanding options are excluded from the weighted average diluted shares outstanding calculation in note 18 (Earnings (Loss) Per Share). The Company believes the outstanding options will be settled in cash.

During the year ended June 30, 2014, share-based compensation awards were limited to the issuance of 439,211 nonqualified stock options and 6,615 restricted stock grants.  There were forfeitures of 2,447,500 of nonqualified stock options as a result of certain employees and directors forfeiting their stock options for stock appreciation rights that settle exclusively in cash and are no longer part of the Stock Plan.  All of the forfeited share options were fully vested.  Please see below within the Stock Appreciation Rights for further detail over the forfeited stock options that have been converted to stock appreciation rights.  A summary of the changes in options outstanding under the Stock Plan for the years ended June 30, 2014, 2013, and 2012 is presented below:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding as of June 30, 2011	3,390,127	$4.93
Granted	1,013,270	18.58
Exercised	(38,000)	5.12
Forfeited and expired	—	—
Outstanding as of June 30, 2012	4,365,397	$8.10

Outstanding as of June 30, 2012	4,365,397	$8.10
Granted	13,188	13.43
Exercised	(583,333)	4.03
Forfeited and expired	—	—
Outstanding as of June 30, 2013	3,795,252	$8.74

Outstanding as of June 30, 2013	3,795,252	$8.74
Granted	439,211	15.82
Forfeited and converted to SARs	(2,447,500)	4.06
Exercised	(45,521)	9.10
Forfeited and expired	(26,446)	19.94
Outstanding as of June 30, 2014	1,714,996	$17.05	2.96	$6,874

Exercisable as of June 30, 2014	977,488	$17.15	2.62	$4,007

The weighted average grant date fair value of stock options granted during the years ended June 30, 2014, 2013, and 2012 was $5.27, $4.55, and $8.97, respectively. The total intrinsic value of options exercised during the years ended June 30, 2014, 2013, and 2012, was $507, $6,061, and $417, respectively.

The total fair value of stock options vested during the years ended June 30, 2014, 2013, and 2012, was $2,186, $2,275, and $1,998, respectively.  Of the unvested options as of June 30, 2014, 420,581 will vest and become exercisable as of June 30, 2015 and 316,927 will vest and become exercisable as of June 30, 2017.

The Company estimates the fair value of stock options using the Black-Scholes option pricing model. The following assumptions were used to estimate the fair value of stock option awards granted during the years ended June 30, 2014, 2013, and 2012:

	2014	2013	2012
Risk-free interest rate	0.64 to 1.64%	0.15 to 1.38%	0.30 to 0.64%
Expected dividend yield	1.41 to 2.21%	2.30%	—
Expected volatility	41.07 to 47.79%	29.89 to 59.90%	66.00 to 70.00%
Expected term (years)	3.00 to 5.00	0.83 to 5.31	3.00 to 4.40

The risk-free interest rate is based on the yield of zero coupon U.S. Treasury bonds with terms similar to the expected term of the options. The expected dividend yield is estimated over the expected life of the options based on our historical annual dividend activity. Volatility reflects movements in our stock price over the most recent historical period equivalent to the expected life of the options. However, since historical trading data related to the Company's common stock does not exceed the expected life of certain options, the expected volatility over the term of those options is estimated using the historical volatilities of similar companies. The expected forfeiture rate is zero as anticipated forfeitures are estimated to be minimal based on historical data. The expected term is the average of the vesting period and contractual term.

For the years ended June 30, 2014, 2013, and 2012, share-based compensation expense related to stock options was $13,552 ($8,131 after tax), $15,333 ($9,200 after tax), and $2,482 ($1,338 after tax), respectively. The expense is reported within selling, general, and administrative expenses.

b. Executive Bonus Plan

In addition to share-based awards issued under the Stock Plan, the Company issues restricted stock units under the Company's Executive Bonus Plan. The fair value of restricted stock units is based on quoted market prices of the Company's stock at the end of each reporting period. These restricted stock units proportionally vest over three years, but are not delivered until the end of the third year. The Company will settle these awards by cash transfer, based on the Company's stock price on the date of transfer. During the year ended June 30, 2014, there were 64,595 restricted stock units granted, and as of June 30, 2014, 663,411 restricted stock units were outstanding. For the year ended June 30, 2014, share-based compensation expense for these restricted stock units was $7,298 ($4,378 after tax). The expense is reported within selling, general, and administrative expenses. Of the $9,828 liability associated with these restricted stock units at June 30, 2014, $8,107 is included in share-based liabilities and $1,721 is included in other long-term liabilities.

c. Stock Appreciation Rights

The Company issues cash-settled stock appreciation rights as an additional form of incentivized bonus. Stock appreciation rights vest and become exercisable in one-third increments over three years.  The Company settles all awards by cash transfer, based on the difference between the Company's stock price on the date of exercise and the date of grant.  The Company estimates the fair value of stock appreciation rights using the Black-Scholes option pricing model. During the year ended June 30, 2014, there were 3,828,611 stock appreciation rights issued, inclusive of the 2,447,500 stock appreciation rights granted as a result of the forfeiture of nonqualified stock options as noted above.  During the year ended June 30, 2014, there were 2,447,500 and 8,523 stock appreciation rights that were exercised and forfeited, respectively.  There were 1,372,588 stock appreciation rights outstanding as of June 30, 2014.  For the year ended June 30, 2014, pre-tax compensation expense for these stock appreciation rights was $14,767. The expense is reported within selling, general, and administrative expenses.  All of the $3,094 liability associated with these stock appreciation rights at June 30, 2014 is included in other long-term liabilities.

d. Unearned Compensation Expense

As of June 30, 2014, the Company has unearned pre-tax compensation expense of $2,089, related to nonvested liability classified stock options, which will be recognized over a weighted average term of 1.11 years. The unearned compensation expense represents the minimum expense to be recognized over the grant date vesting terms or earlier as a result of accelerated expense recognition due to remeasurement of compensation cost for liability classified awards. Future expense may exceed the unearned compensation expense in the future due to the remeasurement of liability classified awards. As of June 30, 2014, the Company has unearned pre-tax compensation expense of $1,696 and $1,281 related to nonvested equity classified stock options and restricted stock grants, which will be recognized over a weighted average term of 2.54 and 6.38 years, respectively.